Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands		Total		Number of Shares [member]		Issued Capital [member]	Share Purchase Warrants Reserve [member] [1]	Share Purchase Options Reserve [member]	Reserves Restricted Share Units Reserve [member]	LTI revaluation reserve (net of tax) [member]		Total Reserves [member]		Retained Earnings [member]
Balance at beginning of period at Dec. 31, 2020		$ 5,714,571				$ 3,646,291	$ 83,077	$ 21,855	$ 6,815	$ 15,135	[2]	$ 126,882		$ 1,941,398
Balance, shares at beginning of period at Dec. 31, 2020		449,458,394		449,458,000
Total comprehensive income
Net earnings		$ 754,885	[3]											754,885
OCI	[2]	(16,314)								(16,314)		(16,314)
Total comprehensive income		738,571								(16,314)	[2]	(16,314)		754,885
Income tax recovery (expense)		1,811				1,811
SBC expense	[2]	5,262						2,066	3,196			5,262
Options exercised	[2]	$ 7,953				9,525		(1,572)				(1,572)
Options exercised, shares		398,880		399,000	[2]
RSUs released	[2]					2,815			(2,815)			(2,815)
RSUs released, shares		116,880		117,000	[2]
Dividends (Note 22.2)		$ (218,051)				38,556								(256,607)
Dividends (Note 22.2), shares		889,798		890,000
Realized gain on disposal of LTIs (Note 23.4)		$ 73,578								(64,407)	[2]	(64,407)	[2]	64,407	[2]
Balance end of period at Dec. 31, 2021		$ 6,250,117				$ 3,698,998	83,077	22,349	7,196	(65,586)	[2]	47,036		2,504,083
Balance, shares at end of period at Dec. 31, 2021		450,863,952		450,864,000		450,863,952
Total comprehensive income
Net earnings		$ 669,126												669,126
OCI	[2]	14,539								14,539		14,539
Total comprehensive income		683,665								14,539	[2]	14,539		669,126
Income tax recovery (expense)		4,143				$ 4,143
SBC expense	[2]	5,846						2,366	3,480			5,846
Options exercised	[2]	$ 11,001				13,138		(2,137)				(2,137)
Options exercised, shares		493,129		493,000	[2]
RSUs released	[2]	$ 0				2,534			(2,534)			(2,534)
RSUs released, shares		87,838		88,000	[2]
Dividends (Note 22.2)		$ (237,097)				33,849								(270,946)
Dividends (Note 22.2), shares		873,607		874,000
Realized gain on disposal of LTIs (Note 23.4)		$ (3,797)								3,797	[2]	3,797	[2]	(3,797)	[2]
Balance end of period at Dec. 31, 2022		$ 6,717,675				$ 3,752,662	$ 83,077	$ 22,578	$ 8,142	$ (47,250)	[2]	$ 66,547		$ 2,898,466
Balance, shares at end of period at Dec. 31, 2022		452,318,526		452,319,000		452,318,526

[1]	Refer to Note 23.1.
[2]	Definitions as follows: “OCI” = Other Comprehensive Income (Loss); “SBC” = Equity Settled Stock Based Compensation; “Options” = Share Purchase Options; “RSUs” = Restricted Share Units; “LTI’s” = Long-Term Investments; “Warrants” = Share Purchase Warrants.
[3]	Presentation of historical figures have been revised to conform with current year classifications – see Note 2.